UNITED STATESSECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                  Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-116

                        The Investment Company of America
               (Exact Name of Registrant as specified in charter)
                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (213) 486-9200
                   Date of fiscal year end: December 31, 2004
                  Date of reporting period: September 30, 2004

                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:

                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[American Funds (r)]

THE INVESTMENT COMPANY OF AMERICA
Investment portfolio

September 30, 2004                                                    unaudited

                                                                                                                Market value
COMMON STOCKS -- 82.73%                                                                              Shares            (000)


ENERGY -- 9.42%
Baker Hughes Inc.                                                                                10,125,000     $    442,665
Burlington Resources Inc.                                                                        18,100,000          738,480
ChevronTexaco Corp.                                                                              15,260,000          818,546
ConocoPhillips                                                                                    1,200,000           99,420
El Paso Corp.                                                                                     6,740,900           61,949
ENI SpA                                                                                          37,880,000          849,467
Exxon Mobil Corp.                                                                                 8,221,500          397,345
Marathon Oil Corp.                                                                               11,050,000          456,144
Murphy Oil Corp.                                                                                  2,050,000          177,878
Occidental Petroleum Corp.                                                                        1,000,000           55,930
Royal Dutch Petroleum Co. (New York registered)                                                  16,770,000          865,332
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                6,750,000          300,442
"Shell" Transport and Trading Co., PLC                                                            2,900,000           21,304
Schlumberger Ltd.                                                                                 7,850,000          528,383
TOTAL SA                                                                                          2,505,000          510,485
Unocal Corp.                                                                                      7,190,000          309,170
                                                                                                                   6,632,940

MATERIALS -- 6.79%
Air Products and Chemicals, Inc.                                                                    700,000           38,066
Alcan Inc.                                                                                        2,500,000          119,500
Alcoa Inc.                                                                                       14,099,100          473,589
Alumina Ltd.                                                                                     10,000,000           40,857
Barrick Gold Corp.                                                                                9,762,900          205,411
BHP Billiton Ltd.                                                                                 9,412,655           98,265
Dow Chemical Co.                                                                                 27,582,300        1,246,168
E.I. du Pont de Nemours and Co.                                                                   2,950,000          126,260
Georgia-Pacific Corp., Georgia-Pacific Group                                                      8,599,298          309,145
International Paper Co.                                                                           7,997,235          323,168
MeadWestvaco Corp.                                                                                3,800,000          121,220
Newmont Mining Corp.                                                                              9,500,000          432,535
Phelps Dodge Corp.                                                                                  800,000           73,624
Placer Dome Inc.                                                                                 10,000,000          198,800
Rio Tinto PLC                                                                                    12,000,000          323,045
Rohm and Haas Co.                                                                                 6,600,000          283,602
Weyerhaeuser Co.                                                                                  5,475,000          363,978
                                                                                                                   4,777,233

INDUSTRIALS -- 11.03%
3M Co.                                                                                            2,700,000          215,919
Boeing Co.                                                                                       13,000,000          671,060
Burlington Northern Santa Fe Corp.                                                                9,200,000          352,452
Caterpillar Inc.                                                                                 12,300,000          989,535
Cooper Industries, Ltd., Class A                                                                  2,500,000          147,500
Cummins Inc.                                                                                      1,700,000          125,613
Deere & Co.                                                                                       8,200,000          529,310
FedEx Corp.                                                                                       3,870,000          331,620
Fluor Corp.                                                                                         824,300           36,698
General Dynamics Corp.                                                                            3,372,900          344,373
General Electric Co.                                                                             28,750,000          965,425
Illinois Tool Works Inc.                                                                          2,500,000          232,925
Lockheed Martin Corp.                                                                             8,560,000          477,477
Norfolk Southern Corp.                                                                            1,113,200           33,107
Northrop Grumman Corp.                                                                            4,680,000          249,584
Parker Hannifin Corp.                                                                             2,500,000          147,150
Pitney Bowes Inc.                                                                                 1,000,000           44,100
Raytheon Co.                                                                                     11,946,000          453,709
Siemens AG                                                                                        1,000,000           73,574
Southwest Airlines Co.                                                                            9,000,000          122,580
Tyco International Ltd.                                                                          29,600,000          907,536
United Parcel Service, Inc., Class B                                                              2,000,000          151,840
United Technologies Corp.                                                                         1,400,000          130,732
Waste Management, Inc.                                                                            1,100,000           30,074
                                                                                                                   7,763,893

CONSUMER DISCRETIONARY -- 9.59%
Best Buy Co., Inc.                                                                                2,000,000          108,480
Carnival Corp., units                                                                             8,000,000          378,320
Comcast Corp., Class A(1)                                                                        12,107,650          341,920
Comcast Corp., Class A, special nonvoting stock(1)                                                3,000,000           83,760
Delphi Corp.                                                                                     17,000,000          157,930
Dollar General Corp.                                                                                750,000           15,113
Dow Jones & Co., Inc.                                                                             1,887,000           76,631
eBay Inc.(1)                                                                                        800,000           73,552
Ford Motor Co.                                                                                    2,500,000           35,125
Gap, Inc.                                                                                         3,100,000           57,970
General Motors Corp.                                                                             15,450,000          656,316
Honda Motor Co., Ltd.                                                                             1,825,000           88,660
Interpublic Group of Companies, Inc.(1)                                                           8,100,000           85,779
Knight-Ridder, Inc.                                                                                 550,500           36,030
Kohl's Corp.(1)                                                                                   2,600,000          125,294
Koninklijke Philips Electronics NV                                                                2,250,000           51,555
Liberty Media Corp., Class A(1)                                                                  16,280,000          141,962
Liberty Media International, Inc., Class A(1)                                                       814,000           27,157
Limited Brands, Inc.                                                                             20,749,400          462,504
Lowe's Companies, Inc.                                                                           20,368,300        1,107,017
May Department Stores Co.                                                                         4,800,000          123,024
McDonald's Corp.                                                                                  1,600,000           44,848
Newell Rubbermaid Inc.                                                                            2,000,000           40,080
Target Corp.                                                                                     21,100,000          954,775
Time Warner Inc.(1)                                                                              57,900,000          934,506
TJX Companies, Inc.                                                                               5,750,000          126,730
Toyota Motor Corp.                                                                                3,750,000          143,968
Viacom Inc., Class A                                                                                600,000           20,400
Viacom Inc., Class B, nonvoting                                                                   7,500,000          251,700
                                                                                                                   6,751,106

CONSUMER STAPLES -- 8.49%
Albertson's, Inc.                                                                                   976,500           23,368
Altria Group, Inc.                                                                               56,000,000        2,634,240
Anheuser-Busch Companies, Inc.                                                                    3,500,000          174,825
Avon Products, Inc.                                                                               6,520,000          284,794
Coca-Cola Co.                                                                                     4,320,000          173,016
General Mills, Inc.                                                                               6,035,000          270,972
H.J. Heinz Co.                                                                                    7,950,000          286,359
Kimberly-Clark Corp.                                                                                500,000           32,295
Kraft Foods Inc., Class A                                                                         2,100,000           66,612
PepsiCo, Inc.                                                                                    11,000,000          535,150
Procter & Gamble Co.                                                                              2,660,000          143,959
Reynolds American Inc.                                                                            4,461,666          303,572
Sara Lee Corp.                                                                                    9,816,100          224,396
Unilever NV (New York registered)                                                                 5,650,000          326,570
UST Inc.                                                                                          2,000,000           80,520
Walgreen Co.                                                                                      8,595,000          307,959
Wal-Mart Stores, Inc.                                                                             2,000,000          106,400
                                                                                                                   5,975,007

HEALTH CARE -- 5.43%
Abbott Laboratories                                                                               4,600,000          194,856
Aetna Inc.                                                                                        2,000,000          199,860
Applera Corp. - Applied Biosystems Group                                                          5,170,500           97,567
AstraZeneca PLC (ADR)                                                                             4,534,500          186,504
AstraZeneca PLC (Sweden)                                                                          5,909,500          244,389
AstraZeneca PLC (United Kingdom)                                                                  5,393,900          221,326
Becton, Dickinson and Co.                                                                         1,500,000           77,550
Bristol-Myers Squibb Co.                                                                         25,407,600          601,398
Eli Lilly and Co.                                                                                14,510,000          871,326
Guidant Corp.                                                                                     1,500,000           99,060
HCA Inc.                                                                                          5,562,400          212,206
Merck & Co., Inc.                                                                                 2,700,000           89,100
Novartis AG (ADR)                                                                                   256,556           11,973
Pfizer Inc                                                                                       11,422,480          349,528
Schering-Plough Corp.                                                                             5,111,300           97,421
WellPoint Health Networks Inc., Class A(1)                                                        2,000,000          210,180
Wyeth                                                                                             1,500,000           56,100
                                                                                                                   3,820,344

FINANCIALS -- 11.98%
Allstate Corp.                                                                                    8,050,000          386,320
American International Group, Inc.                                                               13,063,900          888,215
Aon Corp.                                                                                         2,183,800           62,762
Bank of America Corp.                                                                            28,272,574        1,225,051
Capital One Financial Corp.                                                                       3,000,000          221,700
Chubb Corp.                                                                                       5,100,000          358,428
Citigroup Inc.                                                                                    2,225,000           98,167
Fannie Mae                                                                                       19,760,000        1,252,784
Freddie Mac                                                                                       3,150,000          205,506
Hartford Financial Services Group, Inc.                                                           2,700,000          167,211
HSBC Holdings PLC (ADR)                                                                           1,079,588           86,151
HSBC Holdings PLC (United Kingdom)                                                               30,697,111          487,707
J.P. Morgan Chase & Co.                                                                          23,336,200          927,147
Lincoln National Corp.                                                                            1,700,000           79,900
MBNA Corp.                                                                                        4,800,000          120,960
SAFECO Corp.                                                                                      3,650,000          166,623
St. Paul Travelers Companies, Inc.                                                                3,300,000          109,098
U.S. Bancorp                                                                                     11,250,000          325,125
Washington Mutual, Inc.                                                                          14,600,000          570,568
Wells Fargo & Co.                                                                                 7,630,000          454,977
XL Capital Ltd., Class A                                                                          3,250,000          240,468
                                                                                                                   8,434,868

INFORMATION TECHNOLOGY -- 9.53%
Agilent Technologies, Inc.(1)                                                                     4,000,000           86,280
Altera Corp.(1)                                                                                   2,500,000           48,925
Analog Devices, Inc.                                                                              4,250,000          164,815
Applied Materials, Inc.(1)                                                                       15,550,000          256,420
Automatic Data Processing, Inc.                                                                   5,375,000          222,095
Cisco Systems, Inc.(1)                                                                           27,928,800          505,511
Electronic Data Systems Corp.                                                                     9,600,000          186,144
EMC Corp.(1)                                                                                      3,500,000           40,390
First Data Corp.                                                                                  2,100,000           91,350
Hewlett-Packard Co.                                                                              32,200,000          603,750
Hitachi, Ltd.                                                                                    30,000,000          181,769
Intel Corp.                                                                                         640,000           12,838
International Business Machines Corp.                                                             7,095,000          608,325
KLA-Tencor Corp.(1)                                                                               2,275,000           94,367
Linear Technology Corp.                                                                           5,560,000          201,494
Maxim Integrated Products, Inc.                                                                   5,900,000          249,511
Micron Technology, Inc.(1)                                                                       12,500,000          150,375
Microsoft Corp.                                                                                  38,680,000        1,069,502
Motorola, Inc.                                                                                    7,675,000          138,457
Sabre Holdings Corp., Class A                                                                     6,009,680          147,417
Samsung Electronics Co., Ltd.                                                                       200,000           79,583
Sanmina-SCI Corp.(1)                                                                             11,850,000           83,543
Solectron Corp.(1)                                                                               23,128,408          114,486
Sun Microsystems, Inc.(1)                                                                        79,500,000          321,180
Taiwan Semiconductor Manufacturing Co. Ltd.                                                     148,883,129          189,774
Texas Instruments Inc.                                                                           32,320,200          687,774
Xilinx, Inc.                                                                                      6,400,000          172,800
                                                                                                                   6,708,875

TELECOMMUNICATION SERVICES -- 7.20%
ALLTEL Corp.                                                                                      5,300,000          291,023
AT&T Corp.                                                                                       17,897,500          256,292
AT&T Wireless Services, Inc.(1)                                                                  10,482,700          154,934
BellSouth Corp.                                                                                  21,374,700          579,682
Deutsche Telekom AG(1)                                                                           12,046,000          223,627
SBC Communications Inc.                                                                          61,450,000        1,594,628
Sprint Corp. - FON Group                                                                         29,499,270          593,820
Telefonica, SA                                                                                   17,294,261          258,953
Verizon Communications Inc.                                                                      19,800,000          779,724
Vodafone Group PLC                                                                               40,000,000           95,834
Vodafone Group PLC (ADR)                                                                         10,000,000          241,100
                                                                                                                   5,069,617

UTILITIES -- 2.40%
Ameren Corp.                                                                                      2,307,000          106,468
American Electric Power Co., Inc.                                                                 5,250,000          167,790
Dominion Resources, Inc.                                                                          7,131,912          465,357
Duke Energy Corp.                                                                                10,000,000          228,900
Exelon Corp.                                                                                      3,000,000          110,070
FirstEnergy Corp.                                                                                 3,238,500          133,038
FPL Group, Inc.                                                                                   2,000,000          136,640
Public Service Enterprise Group Inc.                                                              5,000,000          213,000
Southern Co.                                                                                      4,386,500          131,507
                                                                                                                   1,692,770

MISCELLANEOUS -- 0.87%
Other common stocks in initial period of acquisition                                                                 616,318


TOTAL COMMON STOCKS (cost: $43,008,779,000)                                                                       58,242,971


                                                                                        Shares or principal
CONVERTIBLE SECURITIES -- 0.43%                                                                      amount


ENERGY -- 0.04%
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005                             2,000,000 units     27,000


CONSUMER DISCRETIONARY -- 0.01%
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred
   2006                                                                                             115,000            4,789


FINANCIALS -- 0.16%
Capital One Financial Corp. 6.25% Upper DECS 2005                                                 1,450,000 units     76,763
Chubb Corp. 7.00% convertible preferred 2005                                                      1,400,000 units     39,200
                                                                                                                     115,963

INFORMATION TECHNOLOGY -- 0.18%
Agilent Technologies, Inc. 3.00% convertible debentures 2021(2)                                  $6,655,000            6,705
Agilent Technologies, Inc. 3.00% convertible debentures 2021(2),(3)                              $4,445,000            4,478
Motorola, Inc. 7.00% convertible preferred 2004                                                   2,400,000 units    120,192
                                                                                                                     131,375

TELECOMMUNICATION SERVICES -- 0.04%
ALLTEL Corp. 7.75% convertible preferred 2005                                                       500,000 units     25,880


TOTAL CONVERTIBLE SECURITIES (cost: $305,220,000)                                                                    305,007



                                                                      unaudited

                                                                                           Principal amount     Market value
BONDS AND NOTES -- 2.90%                                                                              (000)            (000)


CONSUMER DISCRETIONARY -- 0.11%
AOL Time Warner Inc. 5.625% 2005                                                                  $  21,045    $      21,425
General Motors Acceptance Corp. 6.875% 2011                                                          50,000           52,524
                                                                                                                      73,949

TELECOMMUNICATION SERVICES -- 1.16%
AT&T Corp. 8.05% 2011(2)                                                                            247,575          278,212
AT&T Wireless Services, Inc. 7.50% 2007                                                              50,000           55,118
AT&T Wireless Services, Inc. 8.125% 2012                                                             30,000           36,303
Sprint Capital Corp. 7.90% 2005                                                                     202,710          207,693
Sprint Capital Corp. 8.375% 2012                                                                    197,500          239,542
                                                                                                                     816,868

MORTGAGE-BACKED OBLIGATIONS(4) -- 0.84%
Fannie Mae 6.00% 2017                                                                               400,528          420,383
Fannie Mae 6.50% 2017                                                                               164,330          174,210
                                                                                                                     594,593

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 0.79%
U.S. Treasury Obligations 1.50% 2005                                                                555,000          554,134


TOTAL BONDS AND NOTES (cost: $1,885,878,000)                                                                       2,039,544



SHORT-TERM SECURITIES -- 14.38%


Abbott Laboratories Inc. 1.57%-1.74% due 10/21-11/18/2004(3)                                        154,900          154,644
AIG Funding, Inc. 1.50% due 10/8/2004                                                                10,000            9,997
American General Finance Corp. 1.55%-1.67% due 10/15-11/16/2004                                      80,000           79,866
American Express Credit Corp. 1.54-1.73% due 10/20-11/1/2004                                        125,000          124,843
Anheuser-Busch Cos. Inc. 1.70%-1.78% due 10/28-12/13/2004(3)                                         97,000           96,770
Bank of America Corp. 1.64%-1.73% due 11/3-12/13/2004                                                77,200           77,019
Ranger Funding Co. LLC 1.72%-1.80% due 10/19-12/10/2004(3)                                          120,000          119,764
BellSouth Corp. 1.53% due 10/1/2004(3)                                                               50,000           49,998
CAFCO, LLC 1.53%-1.88% due 10/4-12/17/2004(3)                                                       200,000          199,639
Caterpillar Financial Services Corp. 1.75% due 10/19/2004(3)                                         25,000           24,977
Caterpillar Financial Services Corp. 1.60%-1.69% due 11/2-11/30/2004                                 58,310           58,199
ChevronTexaco Corp. 1.70% due 11/19/2004                                                             40,000           39,903
Clipper Receivables Co., LLC 1.61%-1.79% due 10/8-11/15/2004(3)                                     119,000          118,872
State Street Bank & Trust 1.74%-1.80% due 11/22/2004                                                 75,000           74,996
Coca-Cola Co. 1.52%-1.74% due 10/8-12/3/2004                                                        218,500          218,055
Colgate-Palmolive Co. 1.74% due 10/20/2004(3)                                                        25,000           24,976
DuPont (E.I.) de Nemours & Co. 1.52%-1.80% due 10/5-12/17/2004                                      200,050          199,702
Eli Lilly and Co. 1.50%-1.69% due 10/8-11/10/2004(3)                                                135,700          135,530
Exxon Asset Management Co. 1.50%-1.65% due 10/6-10/27/2004(3)                                       100,000           99,926
Exxon Project Investment Corp. 1.50% due 10/4/2004(3)                                                50,000           49,992
Fannie Mae 1.69%-1.75% due 11/8-11/22/2004                                                           87,800           87,592
FCAR Owner Trust I 1.56%-1.79% due 10/20-11/17/2004                                                 160,000          159,757
Federal Farm Credit Banks 1.70%-1.81% due 10/27-12/23/2004                                          175,000          174,469
Federal Home Loan Bank 1.50%-1.84% due 10/6-12/27/2004                                              599,907          598,837
Freddie Mac 1.51%-1.795% due 10/18-12/20/2004                                                       554,862          553,887
Gannett Co. 1.50%-1.75% due 10/13-11/4/2004(3)                                                       90,400           90,303
General Electric Capital Corp.1.62%-1.84% due 11/2-12/20/2004                                       125,000          124,679
General Electric Capital Services, Inc. 1.50%-1.75% due 10/12-11/9/2004                             100,000           99,877
Harley-Davidson Funding Corp. 1.49% due 10/5/2004(3)                                                 20,200           20,196
Harvard University 1.71% due 11/23/2004                                                              30,000           29,919
Hershey Foods Corp. 1.56%-1.75% due 11/1-11/19/2004(3)                                               46,000           45,927
Hewlett-Packard Co. 1.63%-1.77% due 10/29/2004(3)                                                   126,300          126,126
Household Finance Corp. 1.55%-1.75% due 10/1-11/1/2004                                               40,800           40,774
IBM Capital Inc. 1.50%-1.67% due 10/6-10/20/2004(3)                                                  75,000           74,958
IBM Credit Corp. 1.85% due 10/1/2004                                                                100,000           99,995
International Bank for Reconstruction and Development 1.52%-1.76% due
   10/12-12/2/2004                                                                                  360,680          360,061
J.P. Morgan Chase & Co. 1.57%-1.75% due 10/19-11/9/2004                                             100,000           99,839
Park Avenue Receivables Corp., LLC 1.50%-1.78% due 10/4-11/2/2004(3)                                 91,500           91,397
Minnesota Mining and Manufacturing Co. 1.62%-1.71% due 10/22/2004                                    50,000           49,949
Netjets Inc. 1.53%-1.83% due 10/14-12/1/2004(3)                                                      74,200           74,091
New Center Asset Trust 1.77% due 11/5/2004                                                           31,500           31,444
New Center Asset Trust Plus 1.53%-1.80% due 10/13-12/8/2004                                         100,000           99,753
PepsiCo Inc. 1.67%-1.73% due 10/19-10/28/2004(3)                                                     72,300           72,222
Pfizer Inc 1.50%-1.74% due 10/7-11/19/2004(3)                                                       190,700          190,409
Private Export Funding Corp. 1.52%-1.85% due 10/14-12/28/2004(3)                                    170,000          169,536
Procter & Gamble Co. 1.52%-1.73% due 10/25-11/22/2004(3)                                            195,000          194,623
Tenessee Valley Authority 1.60%-1.76% due 10/21-12/16/2004                                          212,000          211,357
Three Pillars Funding, LLC 1.70%-1.85% due 10/1-10/27/2004(3)                                       200,000          199,903
Triple-A One Funding Corp. 1.62%-1.80% due 10/4-11/8/2004(3)                                        101,198          101,096
U.S. Treasury Bills 1.18%-1.79% due 10/7/2004-1/27/2005                                           3,326,800        3,318,549
USAA Capital Corp. 1.60% due 11/15/2004                                                              25,000           24,944
Variable Funding Capital Corp. 1.67%-1.80% due 10/8-11/19/2004(3)                                   175,000          174,617
Wal-Mart Stores Inc. 1.55%-1.68% due 10/5-11/16/2004(3)                                             228,515          228,205
Wells Fargo & Co. 1.60%-1.79% due 10/6-11/15/2004                                                   150,000          150,000


TOTAL SHORT-TERM SECURITIES (cost: $10,127,097,000)                                                               10,126,959


TOTAL INVESTMENT SECURITIES (cost: $55,326,974,000)                                                               70,714,481
New Taiwanese Dollar (cost: $9,177,000)                                                          NT$313,996            9,243
Other assets less liabilities                                                                                      (320,311)

NET ASSETS                                                                                                       $70,403,413

Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,933,175,000, which represented 4.17% of the net assets of the fund.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts



Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                             $16,499,479
Gross unrealized depreciation on investment securities                                                              (1,108,509)
Net unrealized appreciation on investment securities                                                                15,390,970
Cost of investment securities for federal income tax purposes                                                       55,332,754



ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -  Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Investment Company of America


By /s/ R. Michael Shanahan
----------------------------------------------------
R. Michael Shanahan, Chairman and CEO

Date: November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By    /s/ R. Michael Shanahan
      -----------------------------------------------
      R. Michael Shanahan, Chairman and CEO

Date: November 26, 2004



By    /s/ Thomas M. Rowland
      -----------------------------------------------
      Thomas M. Rowland, Treasurer and PFO

Date: November 26, 2004